SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS

NOTE 16. SUBSEQUENT EVENTS

On September 28, 2023, the Company through its wholly owned subsidiary, Healthy Choice Markets V, LLC, entered into an Asset Purchase Agreement (the “Purchase Agreement”) with ET Holding, Inc., d/b/a Ellwood Thompson’s Local Market, a Virginia corporation, Ellwood Thompson’s Natural Market, L.C., a Virginia limited liability company, and Richard T. Hood, an individual resident of the Commonwealth of Virginia. The Company acquired certain assets and assumed certain liabilities of an organic and natural health food and vitamin store located in Richmond, Virginia (the “Store”).

The purchase price under the Purchase Agreement is approximately $1,500,000, of which $750,000 is in the form of a promissory note. The Company will assume all lease obligations for the Store. The transaction was entered into on September 28, 2023 with effective date of October 1, 2023. The Company has engaged a professional valuation firm to perform the valuation of the assets acquired and liabilities assumed. The purchase price accounting has not been finalized.

On October 27, 2023, the Company filed a new registration statement on Form S-1 in connection with the spin-off of all of the existing HCWC common stock by HCMC (the “Spin Off S-1”) with the Securities and Exchange Commission (the “Commission”).

On October 30, 2023, the Company filed Amendment No. 1 to its registration statement on Form S-1 (“IPO S-1”) with the Commission.

Note 18. SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2022, and through April 7, 2023, the date of this report being issued and has determined that it does not have any material subsequent event.

Greens Natural Foods, Inc. [Member]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10, the Company has analyzed its operations subsequent to September 30, 2022, and through December 19, 2023, the date of this report being issued and has determined that the only material subsequent event is the company sales.

On October 14, 2022, the Company entered into an Asset Purchase Agreement (the “Purchase Agreement”) with Healthy Choice Markets IV, LLC (“HCM V”), wholly owned subsidiary of Healthier Choices Management Corp. Pursuant to the Purchase Agreement, the Company sold certain assets and certain liabilities of an organic and natural health food and vitamin chain with eight store locations in New York and northern and central New Jersey (the “Stores”).

The cash purchase price under the Asset Purchase Agreement was $5,142,000, with $3,000,000 seller financing in the form of promissory note. The Company assigned all lease obligations for the Stores to HCM V. The transaction was closed on October 14, 2022.